Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.49%
Aerospace & Defense–1.29%
Curtiss-Wright Corp.	242,807	$36,459,899
Airlines–0.82%
Spirit Airlines, Inc.(b)	1,062,331	23,233,179
Apparel Retail–0.94%
Ross Stores, Inc.	293,654	26,563,941
Apparel, Accessories & Luxury Goods–0.79%
Tapestry, Inc.	602,622	22,387,407
Application Software–6.61%
HubSpot, Inc.(b)	42,163	20,024,895
Manhattan Associates, Inc.(b)	315,816	43,806,837
Paylocity Holding Corp.(b)	179,717	36,980,367
Q2 Holdings, Inc.(b)(c)	268,075	16,526,824
Synopsys, Inc.(b)	152,118	50,696,366
Tyler Technologies, Inc.(b)	42,941	19,104,022
		187,139,311
Asset Management & Custody Banks–2.32%
Federated Hermes, Inc., Class B(c)	615,184	20,953,167
Northern Trust Corp.	384,112	44,729,842
		65,683,009
Auto Parts & Equipment–1.66%
Aptiv PLC(b)	197,810	23,679,835
Visteon Corp.(b)	213,747	23,326,210
		47,006,045
Automotive Retail–2.29%
Advance Auto Parts, Inc.	169,506	35,080,962
CarMax, Inc.(b)(c)	306,630	29,583,662
		64,664,624
Biotechnology–0.83%
Seagen, Inc.(b)	163,790	23,593,949
Building Products–1.57%
Carrier Global Corp.	969,365	44,464,773
Cable & Satellite–0.65%
Altice USA, Inc., Class A(b)(c)	1,464,920	18,282,202
Casinos & Gaming–0.80%
Caesars Entertainment, Inc.(b)	290,930	22,506,345
Construction & Engineering–0.81%
Valmont Industries, Inc.	96,648	23,060,213
Construction Materials–1.78%
Vulcan Materials Co.	274,749	50,471,391
Data Processing & Outsourced Services–1.10%
Block, Inc., Class A(b)(c)	228,610	30,999,516
Distillers & Vintners–0.72%
Constellation Brands, Inc., Class A	88,858	20,465,775
Shares		Value
Drug Retail–0.60%
Walgreens Boots Alliance, Inc.	378,375	$16,939,849
Electric Utilities–1.19%
American Electric Power Co., Inc.	338,446	33,766,757
Electrical Components & Equipment–3.86%
Hubbell, Inc.	201,849	37,093,790
Regal Rexnord Corp.	203,178	30,228,823
Rockwell Automation, Inc.(c)	149,858	41,964,736
		109,287,349
Electronic Equipment & Instruments–1.69%
Keysight Technologies, Inc.(b)	302,522	47,789,400
Environmental & Facilities Services–1.40%
Republic Services, Inc.	298,740	39,583,050
Fertilizers & Agricultural Chemicals–1.89%
Mosaic Co. (The)	802,430	53,361,595
Financial Exchanges & Data–0.62%
MarketAxess Holdings, Inc.	51,840	17,635,968
Food Distributors–1.11%
Sysco Corp.	384,488	31,393,445
Gas Utilities–1.58%
Atmos Energy Corp.(c)	373,747	44,659,029
General Merchandise Stores–1.02%
Dollar General Corp.	129,777	28,892,254
Health Care Equipment–1.35%
DexCom, Inc.(b)	74,478	38,102,945
Health Care Facilities–2.55%
Acadia Healthcare Co., Inc.(b)	537,097	35,195,967
Tenet Healthcare Corp.(b)	429,695	36,936,582
		72,132,549
Health Care Services–1.33%
LHC Group, Inc.(b)	223,775	37,728,465
Health Care Supplies–1.23%
Cooper Cos., Inc. (The)	83,445	34,845,798
Homebuilding–2.20%
D.R. Horton, Inc.	541,229	40,326,973
TopBuild Corp.(b)(c)	120,432	21,845,160
		62,172,133
Hotels, Resorts & Cruise Lines–2.86%
Choice Hotels International, Inc.	243,094	34,461,005
Expedia Group, Inc.(b)(c)	237,052	46,383,965
		80,844,970
Human Resource & Employment Services–2.35%
ASGN, Inc.(b)	300,930	35,121,540
Korn Ferry(c)	483,374	31,390,308
		66,511,848

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Hypermarkets & Super Centers–1.24%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	518,860	$35,080,125
Industrial Machinery–1.09%
Evoqua Water Technologies Corp.(b)	653,671	30,709,464
Industrial REITs–1.53%
Duke Realty Corp.	744,675	43,235,830
Insurance Brokers–1.77%
Arthur J. Gallagher & Co.	286,631	50,045,773
Interactive Home Entertainment–2.22%
Electronic Arts, Inc.	251,650	31,836,241
Zynga, Inc., Class A(b)	3,364,179	31,085,014
		62,921,255
Internet Services & Infrastructure–0.87%
MongoDB, Inc.(b)	55,400	24,574,886
Investment Banking & Brokerage–1.67%
Raymond James Financial, Inc.	430,465	47,312,408
Leisure Products–0.38%
Peloton Interactive, Inc., Class A(b)(c)	407,175	10,757,564
Life Sciences Tools & Services–1.20%
Avantor, Inc.(b)	1,001,495	33,870,561
Managed Health Care–1.05%
Centene Corp.(b)	351,558	29,597,668
Metal & Glass Containers–1.22%
Silgan Holdings, Inc.	743,843	34,387,862
Movies & Entertainment–0.98%
Endeavor Group Holdings, Inc., Class A(b)(c)	943,842	27,862,216
Multi-Utilities–1.49%
CMS Energy Corp.	603,325	42,196,550
Office REITs–2.03%
Alexandria Real Estate Equities, Inc.	284,740	57,303,925
Oil & Gas Equipment & Services–2.74%
Baker Hughes Co., Class A	1,170,633	42,622,747
Schlumberger N.V.	846,087	34,951,854
		77,574,601
Oil & Gas Exploration & Production–2.49%
APA Corp.	864,536	35,731,273
Chesapeake Energy Corp.	400,157	34,813,659
		70,544,932
Pharmaceuticals–1.48%
Catalent, Inc.(b)	376,476	41,751,188
Property & Casualty Insurance–1.65%
Allstate Corp. (The)	336,742	46,642,134
Regional Banks–4.32%
Comerica, Inc.	409,868	37,064,363
First Citizens BancShares, Inc., Class A	52,826	35,160,986
Silvergate Capital Corp., Class A(b)	94,040	14,159,603
Shares		Value
Regional Banks–(continued)
Webster Financial Corp.	638,211	$35,816,401
		122,201,353
Research & Consulting Services–3.13%
CACI International, Inc., Class A(b)	142,781	43,014,204
TransUnion(c)	440,299	45,500,499
		88,514,703
Residential REITs–1.51%
American Homes 4 Rent, Class A(c)	1,071,033	42,873,451
Semiconductor Equipment–2.30%
KLA Corp.	81,967	30,004,840
MKS Instruments, Inc.(c)	234,688	35,203,200
		65,208,040
Semiconductors–1.35%
Microchip Technology, Inc.	508,276	38,191,859
Specialized REITs–1.34%
Lamar Advertising Co., Class A	325,250	37,787,545
Specialty Chemicals–1.02%
PPG Industries, Inc.	220,290	28,873,410
Specialty Stores–1.45%
Tractor Supply Co.	175,633	40,987,473
Systems Software–1.55%
VMware, Inc., Class A	385,840	43,935,601
Thrifts & Mortgage Finance–0.61%
Rocket Cos., Inc., Class A	1,564,681	17,399,253
Total Common Stocks & Other Equity Interests (Cost $2,299,934,521)		2,814,970,613
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	2,933,246	2,933,246
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	2,095,626	2,094,998
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	4,486,819	4,486,819
Total Money Market Funds (Cost $9,515,063)		9,515,063
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $2,309,449,584)		2,824,485,676
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.89%
Invesco Private Government Fund, 0.31%(d)(e)(f)	41,482,472	41,482,472
Invesco Private Prime Fund, 0.34%(d)(e)(f)	96,802,115	96,792,432
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $138,272,541)		138,274,904
TOTAL INVESTMENTS IN SECURITIES–104.72% (Cost $2,447,722,125)		2,962,760,580
OTHER ASSETS LESS LIABILITIES—(4.72)%		(133,515,953)
NET ASSETS–100.00%		$2,829,244,627
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,295,302	$45,042,376	$(45,404,432)	$-	$-	$2,933,246	$122
Invesco Liquid Assets Portfolio, Institutional Class	2,353,787	32,173,125	(32,430,755)	-	(1,159)	2,094,998	247
Invesco Treasury Portfolio, Institutional Class	6,164,818	51,477,001	(53,155,000)	-	-	4,486,819	377
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,977,397	105,885,117	(141,380,042)	-	-	41,482,472	12,923*
Invesco Private Prime Fund	179,613,921	204,889,152	(287,677,631)	5,379	(38,389)	96,792,432	38,804*
Total	$268,405,225	$439,466,771	$(560,047,860)	$5,379	$(39,548)	$147,789,967	$52,473

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,814,970,613	$—	$—	$2,814,970,613
Money Market Funds	9,515,063	138,274,904	—	147,789,967
Total Investments	$2,824,485,676	$138,274,904	$—	$2,962,760,580
Invesco Main Street Mid Cap Fund®